CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Assets:
Cash and due from banks		¥ 1,648,974	¥ 2,325,139
Interest-bearing deposits in other banks		41,588,074	39,625,975
Call loans and funds sold		534,345	1,006,991
Receivables under resale agreements		12,666,088	18,580,919
Receivables under securities borrowing transactions		2,185,575	2,216,059
Trading account assets		29,467,045	28,092,871
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,036,534 million at March 31, 2020 and ¥1,542,200 million at September 30, 2020), net of allowance		26,546,800	19,112,952
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥297,240 million at March 31, 2020 and ¥308,448 million at September 30, 2020)	[1],[2]	789,978	862,031
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥92,806 million at September 30,2020)		3,501,678	3,256,717
Other investments		467,963	443,951
Loans (Notes 4 and 5)		90,475,747	87,528,088
Allowance for credit losses on loans		(622,526)	(440,855)
Loans, net of allowance		89,853,221	87,087,233
Premises and equipment—net		1,800,234	1,856,248
Due from customers on acceptances		181,435	167,764
Accrued income		284,667	323,632
Goodwill		92,695	92,997
Intangible assets		60,377	64,689
Deferred tax assets		61,233	136,713
Other assets (Note 6)		5,864,238	5,965,879
Total assets		217,594,620	211,218,760
Liabilities and equity:
Noninterest-bearing deposits		28,974,310	28,109,943
Interest-bearing deposits		90,386,518	86,651,036
Noninterest-bearing deposits		1,960,284	2,186,203
Interest-bearing deposits		27,946,322	28,001,485
Due to trust accounts		563,543	249,737
Call money and funds purchased		1,903,686	2,263,076
Payables under repurchase agreements (Note 19)		19,326,143	17,970,662
Payables under securities lending transactions (Note 19)		1,475,850	1,423,638
Other short-term borrowings		7,526,025	4,914,485
Trading account liabilities		10,590,312	12,416,785
Bank acceptances outstanding		181,435	167,764
Income taxes payable		55,659	68,557
Deferred tax liabilities		36,967	25,874
Accrued expenses		178,849	249,344
Long-term debt		11,049,044	10,346,152
Other liabilities (Note 6)		6,299,620	6,998,395
Total		208,454,567	202,043,136
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares at March 31, 2020 and September 30, 2020, and issued 2,539,249,894 shares at March 31, 2020 and September 30, 2020		5,826,427	5,827,500
Retained earnings		2,796,736	2,700,774
Accumulated other comprehensive income(loss), net of tax (Note 8)		133,837	(9,494)
Less: Treasury stock, at cost-Common stock 3,210,681 shares at March 31, 2020, and 3,868,308 shares at September 30, 2020		(7,024)	(6,415)
Total MHFG shareholders' equity		8,749,976	8,512,365
Noncontrolling interests		390,077	663,259
Total equity		9,140,053	9,175,624
Total liabilities and equity		217,594,620	211,218,760
Consolidated VIEs
Assets:
Cash and due from banks		1,592	8,749
Interest-bearing deposits in other banks		74,205	61,439
Call loans and funds sold		291,078	422,304
Trading account assets		2,386,317	2,438,607
Investments (Note 3):
Investments		80,226	62,262
Loans, net of allowance		7,682,432	2,285,831
Other assets (Note 6)		519,169	535,954
Total assets		11,035,019	5,815,146
Liabilities and equity:
Payables under securities lending transactions (Note 19)		57,257	138,094
Other short-term borrowings		43,440	60,086
Trading account liabilities		24,317	34,205
Long-term debt		540,123	330,863
Other liabilities (Note 6)		911,992	948,715
Total		¥ 1,577,129	¥ 1,511,963

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount was ¥4,153 million at September 30, 2020 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities was ¥7,551 million at September 30, 2020.